Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 42,396	£ 57,909
Financial assets at fair value through profit or loss	2,321	1,862
Derivative financial instruments	4,235	3,165
Loans and advances to banks	6,433	8,810
Loans and advances to customers	441,907	433,124
Reverse repurchase agreements	44,143	32,751
Debt securities	11,854	12,546
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Financial assets at amortised cost	504,897	488,071
Financial assets at fair value through other comprehensive income	30,344	27,337
Goodwill and other intangible assets	5,804	5,837
Current tax recoverable	338	1,026
Deferred tax assets	4,785	4,636
Retirement benefit assets	3,028	3,624
Other assets	13,065	11,938
Total assets	611,213	605,405
Liabilities
Deposits from banks	3,144	3,557
Customer deposits	451,794	441,953
Repurchase agreements at amortised cost	37,760	37,702
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Financial liabilities at fair value through profit or loss	4,630	5,255
Derivative financial instruments	5,787	4,307
Notes in circulation	2,121	1,392
Debt securities in issue at amortised cost	45,281	52,449
Other liabilities	7,211	6,260
Retirement benefit obligations	122	136
Current tax liabilities	33	23
Deferred tax liabilities	125	157
Provisions	2,198	1,916
Subordinated liabilities	7,211	6,935
Total liabilities	571,466	564,974
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	2,389	2,395
Retained profits	29,412	30,786
Ordinary shareholders’ equity	33,975	35,355
Other equity instruments	5,692	5,018
Total equity excluding non-controlling interests	39,667	40,373
Non-controlling interests	80	58
Total equity	39,747	40,431
Total equity and liabilities	£ 611,213	£ 605,405